Consolidated Statement of Comprehensive Income/Loss (-) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated Statement of Comprehensive Income/Loss (-)
Net loss	€ (217,991)	€ (103,231)	€ (305,436)
Items that will not be reclassified subsequently to profit or loss:
Re-measurement of defined benefit obligation	5,324	730	(6,065)
Items that may be reclassified subsequently to profit or loss:
Translation differences, arisen from translating foreign activities	129	736	(1,024)
Realization of translation differences upon sale/liquidation of foreign operations		731	(1,023)
Other comprehensive income/loss (-), net of income tax	5,453	2,197	(8,112)
Total comprehensive loss attributable to:
Owners of the parent	(212,538)	(101,034)	(313,548)
Total comprehensive loss attributable to owners of the parent arises from:
Continuing operations	€ (212,538)	(123,956)	(318,841)
Discontinued operations		€ 22,922	€ 5,293